INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES

5.    INVENTORIES

The Company’s inventories consist of:

	December 31,
	2010	2011
Raw materials	€310	€271
Semi-finished goods	768	979
Finished goods	1,286	1,696
Total	€2,364	€2,946

At December 31, 2010 and 2011, the reserves for obsolescence were €451 and €789 respectively. The increase from 2010 is mainly due to an adjustment of the net realizable value of the heparin active pharmaceutical ingredient manufactured in connection with our costs associated with the heparin manufacturing process, for which there is doubt as to the Company’s ability to recover the cost incurred.

Prior to signing the named-patient and cost recovery program agreements, all costs associated with the production of defibrotide were expensed as research and development expenses. In connection with completion of the technology transfer with a third party contractor, as of December, 31 2011 inventory included €487 for defibrotide commercial batches classified as finished goods, which are expected to be sold through the named patient and cost recovery programs.